Discontinued Operations - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Sep. 27, 2015	Jun. 28, 2015	Dec. 31, 2014	Mar. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain/(Loss) on disposal of discontinued operations, net of tax		$ (86)		$ (562)	$ (86)	$ (562)
Income (loss) from discontinued operations, net of tax	$ (242)		$ 579		(242)	579	$ (1,421)
Thermax and Raydex [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash proceeds from the sales of discontinued operations								$ 265,600
Gain/(Loss) on disposal of discontinued operations, before income tax						(900)		211,600
Gain/(Loss) on disposal of discontinued operations, net of tax						(600)		$ 124,700
Income (loss) from discontinued operations, net of tax							1,400
Trapeze [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash proceeds from the sales of discontinued operations									$ 136,900
Gain/(Loss) on disposal of discontinued operations, before income tax					(200)				88,300
Gain/(Loss) on disposal of discontinued operations, net of tax					(100)	$ 600			44,800
Income (loss) from discontinued operations, net of tax					(200)
Sale price for business									152,100
Amount in escrow as partial security for Company's indemnity obligations under transaction's purchase and sale agreement									$ 15,200
Escrow receivable collected					$ 3,500		$ 4,200